Working capital - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Summary of additional information about working capital [line items]
Trade receivables	$ 2,596	$ 2,789
Interest on borrowings	409	352
Accrued Discounts Related To Sales Recognized	823	839
Current contract liabilities	82	84
Provision for employee deferred compensation plan	$ 56	53
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	18.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	14.00%
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	15.00%
Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	$ (27)	$ (107)